Income and Social Contribution Taxes - Summary of Reconciliation of Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income and social contribution taxes details 4 [abstract]
Income (loss) before taxes and share of profit (loss) of joint ventures, and associates	R$ 1,785,818	R$ 2,318,446	R$ 2,227,298
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at the statutory tax rates	R$ (607,178)	R$ (788,272)	R$ (757,281)
Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses	(82,784)	(105,017)	(57,961)
Nontaxable revenues	32,523	19,084	7,561
Adjustment to estimated income	9,706	10,844	14,218
Interest on equity	(538)	(550)	(364)
Unrecorded deferred Income and Social Contribution Taxes Carryforwards deferred	(95,480)
Other adjustments	(2,634)	2,059	6,957
Income and social contribution taxes before tax incentives	(746,385)	(861,852)	(786,870)
Tax incentives-SUDENE	107,666	48,598	98,912
Income and social contribution taxes in the income statement	(638,719)	(813,254)	(687,958)
Current	(476,302)	(922,458)	(800,497)
Deferred	(162,417)	109,204	112,539
Income and social contribution taxes in the income statement	R$ (638,719)	R$ (813,254)	R$ (687,958)
Effective IRPJ and CSLL rates	35.80%	35.10%	30.90%